April 23, 2021	Mark C. Amorosi
mark.amorosi@klgates.com

T +1 202 778 9351
F +1 202 778 9100

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	EQ Advisors Trust – Post-Effective Amendment No. 153 to the Registration Statement on Form N-1A (File Nos. 811-07953 and 333-17217) – Request for Selective Review

Ladies and Gentlemen:

On behalf of EQ Advisors Trust (the “Trust”), transmitted herewith for filing pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, is Post-Effective Amendment No. 153 to the Trust’s Registration Statement on Form N-1A (the “Post-Effective Amendment”).

The primary purpose of this filing is to add a new series, the EQ/Long-Term Bond Portfolio (the “Portfolio”), to the Trust. The Portfolio will have three classes of shares (i.e., Class IA, Class IB and Class K). The Post-Effective Amendment includes a Prospectus (the “Prospectus”) and a Statement of Additional Information (the “SAI”) for the Portfolio. The filing is not intended to affect the prospectus or SAI of any previously registered series (or any class of such series) of the Trust.

Except for the disclosures described below, the form of the disclosure included in the Post-Effective Amendment in the Prospectus and SAI is based on and does not differ significantly from the corresponding disclosure in the Prospectus and SAI contained in the Trust’s currently effective Registration Statement, and previously reviewed by the Staff in the following post-effective amendment to the Trust’s Registration Statement filed pursuant to Rule 485(a):

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Post-Effective Amendment No. 151 to EQ Advisors Trust’s registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder, for Class IA, Class IB, and Class K shares (as applicable) of EQ/Large Cap Core Managed Volatility Portfolio, EQ/Large Cap Value Managed Volatility Portfolio, EQ/Value Equity Portfolio, and EQ/Invesco Global Real Assets Portfolio (Accession No. 0001193125-21-030324) (February 5, 2021) (“Post Effective Amendment No. 151”).

Accordingly, we request that the Staff use the limited review procedure of 1933 Act Release No. 6510 (February 15, 1984) in reviewing the Post-Effective Amendment.

K&L GATES LLP

1601 K STREET NW WASHINGTON DC 20006

T +1 202 778 9000 F +1 202 778 9100 klgates.com

U.S. Securities and Exchange Commission

April 23, 2021

The following sections of the Prospectus in the Post-Effective Amendment differ from the corresponding sections in Post Effective Amendment No. 151, to the extent they include specific disclosure about the Portfolio: “Portfolio Goals, Strategies & Risks” and “More Information on Fees and Expenses.”

The disclosure in the SAI in the Post-Effective Amendment differs from the SAI included in Post Effective Amendment No. 151, to the extent that it covers only the Portfolio, and includes specific disclosure regarding the Portfolio’s name, investment strategy, sub-adviser, portfolio managers, fees and expenses.

The Post-Effective Amendment is scheduled to become effective on July 7, 2021 pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act. We would appreciate receiving any comments on or about June 7, 2021. The Trust would respond to any comments in a post-effective amendment filed pursuant to paragraph (b) of Rule 485 under the 1933 Act, which also would contain additional exhibits and information not included in the Post-Effective Amendment.

If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at (202) 778-9351 or my colleague Fatima Sulaiman at (202) 778-9082.

Sincerely,

/s/ Mark C. Amorosi

Mark C. Amorosi

Enclosure

cc:	William MacGregor, Esq.

Maureen Kane, Esq.

Kiesha T. Astwood-Smith, Esq.

Victoria Zozulya, Esq.

Equitable Investment Management Group LLC

Fatima Sulaiman, Esq.

K&L Gates LLP